Leases - Non-current debt maturity profile (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Total repayment of non-current lease liability	[1]	$ 3,220	$ 3,191
Year 2 and 3 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability		1,513	1,310
Year 4 and 5 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability		748	676
After 5 years [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability		$ 959	$ 1,204

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.